Financing Receivables - By Portfolio Segment (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) item segment	Dec. 31, 2019 USD ($)
Financing receivables
Number of portfolio segments | segment	2
Number of classes of financing receivable | item	3
Amortized cost/Recorded investment	$ 18,242	$ 22,421
Allowance for credit losses:
Allowance for credit losses, beginning balance	221
Allowance for credit losses, ending balance	263	221
Total Client Financing Receivables Portfolio Segment
Financing receivables
Amortized cost/Recorded investment	15,822	18,590
Recorded investment collectively evaluated for impairment		18,399
Recorded investment individually evaluated for impairment		191
Allowance for credit losses:
Allowance for credit losses, beginning balance	210	279
Write-offs	(34)	(63)
Recoveries	3	2
Provision additions/(releases)	34	(5)
Other	1	(2)
Allowance for credit losses, ending balance	255	210
Related allowance, collectively evaluated for impairment		39
Related allowance, individually evaluated for impairment		171
Total Client Financing Receivables Portfolio Segment | Americas
Financing receivables
Amortized cost/Recorded investment	7,758	10,144
Recorded investment collectively evaluated for impairment		10,032
Recorded investment individually evaluated for impairment		112
Allowance for credit losses:
Allowance for credit losses, beginning balance	120	158
Write-offs	(28)	(42)
Recoveries	0	1
Provision additions/(releases)	33	5
Other	(6)	(1)
Allowance for credit losses, ending balance	141	120
Related allowance, collectively evaluated for impairment		25
Related allowance, individually evaluated for impairment		96
Total Client Financing Receivables Portfolio Segment | EMEA
Financing receivables
Amortized cost/Recorded investment	5,023	5,087
Recorded investment collectively evaluated for impairment		5,040
Recorded investment individually evaluated for impairment		47
Allowance for credit losses:
Allowance for credit losses, beginning balance	54	65
Write-offs	(3)	(3)
Recoveries	0	0
Provision additions/(releases)	5	(7)
Other	6	0
Allowance for credit losses, ending balance	77	54
Related allowance, collectively evaluated for impairment		11
Related allowance, individually evaluated for impairment		43
Total Client Financing Receivables Portfolio Segment | Asia Pacific
Financing receivables
Amortized cost/Recorded investment	3,042	3,359
Recorded investment collectively evaluated for impairment		3,326
Recorded investment individually evaluated for impairment		32
Allowance for credit losses:
Allowance for credit losses, beginning balance	36	56
Write-offs	(3)	(18)
Recoveries	2	1
Provision additions/(releases)	(4)	(3)
Other	1	(1)
Allowance for credit losses, ending balance	37	36
Related allowance, collectively evaluated for impairment		4
Related allowance, individually evaluated for impairment		32
Lease receivables
Financing receivables
Amortized cost/Recorded investment	4,151	5,567
Allowance for credit losses:
Allowance for credit losses, beginning balance	72	99
Write-offs		(16)
Provision additions/(releases)		(6)
Allowance for credit losses, ending balance	82	72
Lease receivables | Americas
Financing receivables
Amortized cost/Recorded investment		3,419
Allowance for credit losses:
Allowance for credit losses, beginning balance	33	53
Allowance for credit losses, ending balance		33
Lease receivables | EMEA
Financing receivables
Amortized cost/Recorded investment		1,186
Allowance for credit losses:
Allowance for credit losses, beginning balance	23	22
Allowance for credit losses, ending balance		23
Lease receivables | Asia Pacific
Financing receivables
Amortized cost/Recorded investment		963
Allowance for credit losses:
Allowance for credit losses, beginning balance	16	24
Allowance for credit losses, ending balance		16
Loan receivables
Financing receivables
Amortized cost/Recorded investment	11,671	13,022
Allowance for credit losses:
Allowance for credit losses, beginning balance	138	179
Write-offs		(47)
Provision additions/(releases)		2
Allowance for credit losses, ending balance	173	138
Loan receivables | Americas
Financing receivables
Amortized cost/Recorded investment		6,726
Allowance for credit losses:
Allowance for credit losses, beginning balance	88	105
Allowance for credit losses, ending balance		88
Loan receivables | EMEA
Financing receivables
Amortized cost/Recorded investment		3,901
Allowance for credit losses:
Allowance for credit losses, beginning balance	31	43
Allowance for credit losses, ending balance		31
Loan receivables | Asia Pacific
Financing receivables
Amortized cost/Recorded investment		2,395
Allowance for credit losses:
Allowance for credit losses, beginning balance	20	32
Allowance for credit losses, ending balance		20
Cumulative Effect, Period of Adoption, Adjustment | Total Client Financing Receivables Portfolio Segment
Allowance for credit losses:
Allowance for credit losses, beginning balance	41
Allowance for credit losses, ending balance		41
Cumulative Effect, Period of Adoption, Adjustment | Total Client Financing Receivables Portfolio Segment | Americas
Allowance for credit losses:
Allowance for credit losses, beginning balance	21
Allowance for credit losses, ending balance		21
Cumulative Effect, Period of Adoption, Adjustment | Total Client Financing Receivables Portfolio Segment | EMEA
Allowance for credit losses:
Allowance for credit losses, beginning balance	15
Allowance for credit losses, ending balance		15
Cumulative Effect, Period of Adoption, Adjustment | Total Client Financing Receivables Portfolio Segment | Asia Pacific
Allowance for credit losses:
Allowance for credit losses, beginning balance	5
Allowance for credit losses, ending balance		5
Cumulative Effect, Period of Adoption, Adjusted Balance | Total Client Financing Receivables Portfolio Segment
Allowance for credit losses:
Allowance for credit losses, beginning balance	252
Allowance for credit losses, ending balance		252
Cumulative Effect, Period of Adoption, Adjusted Balance | Total Client Financing Receivables Portfolio Segment | Americas
Allowance for credit losses:
Allowance for credit losses, beginning balance	142
Allowance for credit losses, ending balance		142
Cumulative Effect, Period of Adoption, Adjusted Balance | Total Client Financing Receivables Portfolio Segment | EMEA
Allowance for credit losses:
Allowance for credit losses, beginning balance	69
Allowance for credit losses, ending balance		69
Cumulative Effect, Period of Adoption, Adjusted Balance | Total Client Financing Receivables Portfolio Segment | Asia Pacific
Allowance for credit losses:
Allowance for credit losses, beginning balance	$ 41
Allowance for credit losses, ending balance		$ 41